Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Mar. 31, 2011
Current Assets
Cash	$ 10,290	$ 12,944
Prepaid legal fees	0	2,233
Total Current Assets	10,290	15,177
TOTAL ASSETS	10,290	15,177
Current Liabilities
Accounts payable and accrued liabilities	1,185	0
TOTAL LIABILITIES	1,185	0
STOCKHOLDERS’ EQUITY (note 3)
Preferred stock, par value $0.001, 15,000,000 shares authorized, none issued and outstanding	0	0
Common Stock, par value $0.001, 100,000,000 shares authorized, 2,280,000 and 2,180,000 shares issued and outstanding, respectively	2,280	2,180
Additional paid-in capital	21,720	16,820
Deficit accumulated during the development stage	(14,895)	(3,823)
Total Stockholders’ Equity	9,105	15,177
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 10,290	$ 15,177